Registration No. 333-98683





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. ____ [X] Post-Effective Amendment No. 1


                        (Check appropriate box or boxes)


               Exact name of Registrants as Specified in Charter:

 USAllianz Variable Insurance Products Trust    PIMCO Variable Insurance Trust
            55 Greens Farms Road                   840 Newport Center Drive
         Westport, Connecticut 06881           Newport Beach, California 92660



 Registrant's Telephone                          Registrant's Telephone
 Number: 1-877-833-7113                          Number: 1-949-720-4700
 Name and Address of Agent for Service:   Name and Address of Agent for Service:
              Curtis Barnes                         R. Wesley Burns
           Bisys Fund Services           Pacific Investment Management Company
            3435 Stelzer Road                   840 Newport Center Drive
          Columbus, Ohio 43219              Newport Beach, California 92660

                Copy to:                                Copy to:
           James D. Alt, Esq.                     Robert W. Helm, Esq.
    Dorsey & Whitney LLP, Suite 1500               Dechert Price & Rhoads
          50 South Sixth Street                     1775 Eye Street, NW
      Minneapolis, Minnesota 55402                    Washington DC 20006

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

         This Post-Effective Amendment consists of the following:

         (1) Facing Sheet of the Registration Statement.

         (2) Part C to the Registration Statement (including signature page).

         (3) Exhibit 12 to the Registration Statement.

         This Post-Effective Amendment is being filed solely to file the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

                                     PART C

                                OTHER INFORMATION


Item 16.  Exhibits.

   (1)        Agreement and Declaration of Trust dated July 13, 1999.(1)

   (2)        By-Laws.(1)

   (3)        Not applicable.

   (4) Form of Agreement and Plan of Reorganization. (Included as Appendix A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

   (5)        See (1) above.

   (6)(a) Investment Advisory Agreement with Allianz of America dated October 27, 1999.(2)

   (6)(b) Investment Management Agreement with USAllianz Advisors, LLC dated May 1, 2001.(6)

   (6)(c)     Form of Schedule A to Investment Management Agreement with
                    USAllianz Advisors, LLC as amended and restated effective May 1, 2002.(7)

   (6)(d) Form of Portfolio Management Agreement with Van Kampen Asset Management Inc.(5)

   (6)(e) Form of Portfolio Management Agreement with Van Kampen Investment Advisory Corp.(5)

   (6)(f) Form of Interim Portfolio Management Agreement with Van Kampen Asset Management, Inc.(6)

   (6)(g) Form of Portfolio Management Agreement with Alliance Capital Management L.P.(6)

   (6)(h)     Form of Portfolio Management Agreement with PIMCO
              Advisors.(6)

   (6)(i) Form of Portfolio Management Agreement with Templeton Investment Counsel.(6)

   (6)(j)     Form of Portfolio Management Agreement with A I M Advisors,
              Inc.(8)

   (6)(k)     Form of Portfolio Management Agreement with
              OppenheimerFunds, Inc.(8)

   (6)(l) Form of Sub-Sub-Advisory Agreement between A I M Capital Management, Inc. and H.S. Dent Advisors Inc.(7)

   (7)(a)     Distribution Agreement dated October 27, 1999.(2)

   (7)(b)     Participation Agreements dated October 6, 1999.(5)

   (8)        Not applicable.

   (9)        Custody Agreement dated October 6, 1999.(2)

   (10)       Rule 12b-1 Plan of Distribution.(2)

   (11) Opinion and consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered.(9)

   (12) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters.*

   (13)(a)    Services Agreement dated October 6, 1999.(2)

   (13)(b)    Expense Limitation Agreement dated May 1, 2001.(5)

   (13)(c)    Expense Limitation Agreement.(6)

   (13)(d)    Expense Limitation Agreement dated May 1, 2002.(8)

   (14)(a) Consent of KPMG LLP with respect to financial statements of the USAllianz Variable Insurance Products Trust.(10)

   (14)(b) Consent of PricewaterhouseCoopers LLP with respect to financial statements of PIMCO Variable Insurance Trust.(10)

   (15)       Not applicable.

   (16)       Powers of attorney.(9)

   (17)(a)    Form of contract holder voting instructions.(9)

   (17)(b)    VIP Trust Prospectus dated May 1, 2002 for shares of the
              VIP Trust.(9)

   (17)(c) PVIT Trust Prospectus dated May 1, 2002 for shares of the PVIT Trust.(9)

   (17)(d)    VIP Trust Annual Report for the year ended December 31,
              2001.(9)

   (17)(e)    PVIT Trust Annual Report for the year ended December 31,
              2001.(9)

         ----------------------------------

         *     Filed herewith.


   (1) Filed as an exhibit to USAllianz Variable Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-83423) on July 21, 1999, and incorporated herein by reference.

   (2) Filed as an exhibit to Pre-Effective Amendment No. 2 to USAllianz Variable Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-83423) on October 26, 1999, and incorporated herein by reference.

   (3)   Filed as an exhibit to Post-Effective Amendment No. 1 to
         USAllianz Variable Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-83423) on April 20, 2000, and incorporated herein by reference.

   (4)   Filed as an exhibit to Post-Effective Amendment No. 3 to
         USAllianz Variable Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-83423) on February 15, 2001, and incorporated herein by reference.

   (5)   Filed as an exhibit to Post-Effective Amendment No. 4 to
         USAllianz Variable Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-83423) on April 20, 2001, and incorporated herein by reference.

   (6)   Filed as an exhibit to Post-Effective Amendment No. 7 to
         USAllianz Variable Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-83423) on October 24, 2001, and incorporated herein by reference.

   (7)   Filed as an exhibit to Post-Effective Amendment No. 8 to
         USAllianz Variable Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-83423) on January 30, 2002, and incorporated herein by reference.

   (8)   Filed as an exhibit to Post-Effective Amendment No. 9 to
         USAllianz Variable Insurance Products Trust's Registration Statement on Form N-1A (File No. 333-83423) on April 9, 2002, and incorporated herein by reference.

   (9) Filed as an exhibit to USAllianz Variable Insurance Products Trust's Registration Statement on Form N-14 (File No. 333-98683) on August 23, 2002, and incorporated herein by reference.

   (10) Filed as an exhibit to USAllianz Variable Insurance Products Trust's Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-98683) on September 24, 2002, and incorporated herein by reference.

SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Golden Valley, and the state of Minnesota on the 8th day of January, 2003.


                                   USAllianz Variable Insurance Products Trust

                                   By   /s/ CHRISTOPHER PINKERTON
                                   Name:    Christopher Pinkerton
                                   Title:   Chairman of the Board and President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                           Date


CHRISTOPHER PINKERTON        Chairman of the Board and          January 8, 2003
-------------------------
Christopher Pinkerton*       President


/s/Troy Sheets                  Treasurer                       January 8, 2003
--------------------
Troy Sheets*


HARRISON CONRAD              Trustee                            January 8, 2003
-------------------
Harrison Conrad*


ROGER A. GELFENBEIN          Trustee                            January 8, 2003
-----------------------
Roger A. Gelfenbein*


ARTHUR C. REEDS III          Trustee                            January 8, 2003
-----------------------
Arthur C. Reeds III*


*        By: /s/ STEWART GREGG
             -----------------
         Stewart Gregg, as attorney-in-fact

*        Pursuant to powers of attorney filed herewith.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Washington, and the District of Columbia on the 8th day of January, 2003.

                                             PIMCO Variable Insurance Trust

                                             By:  /s/ R. WESLEY BURNS
                                                  -------------------
                                             Name:    R. Wesley Burns*
                                             Title:   President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                       Title                                       Date


 R. WESLEY BURNS               President and Trustee                       January 8, 2003
-------------------
R. Wesley Burns*

 JOHN P. HARDAWAY              Treasurer (principal financial and          January 8, 2003
--------------------
John P. Hardaway*              accounting officer)

 GUILFORD C. BABCOCK           Trustee                                     January 8, 2003
-----------------------
Guilford C. Babcock*

 PHILIP CANNON                 Trustee                                     January 8, 200
-----------------
E. Philip Cannon*

 THOMAS P. KEMP                Trustee                                     January 8, 2003
------------------
Thomas P. Kemp*

 MICHAEL HAGAN                 Trustee                                     January 8, 2003
-----------------
J. Michael Hagan*

 BRENT R. HARRIS               Chairman and Trustee                        January 8, 2003
-------------------
Brent R. Harris*

 WILLIAM J. POPEJOY            Trustee                                     January 8, 2003
----------------------
William J. Popejoy*

 VERN O. CURTIS                Trustee                                     January 8, 2003
------------------
Vern O. Curtis*

*        By: /s/ ROBERT W. HELM
             ------------------
         Robert W. Helm, as attorney-in-fact

* Pursuant to powers of attorney filed with Post Effective Amendment No. 7 to Registration Statement File No. 333-37115 on January 31, 2001